ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details Textual 3) - cashgeneratingunit	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounting Policy [Line Items]
Depreciation method	straight-line basis
Number of cash generating unit	1	1	2
Minimum percentage of difference to recognize new financial liability	10.00%
Dry Docking period	every 30 and 60 months
Ships
Disclosure Of Accounting Policy [Line Items]
Estimated useful lives	25 years
Computer equipment
Disclosure Of Accounting Policy [Line Items]
Estimated useful lives	over three years
Other property, plant and equipment
Disclosure Of Accounting Policy [Line Items]
Estimated useful lives	over five years